UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                                                        FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment:      ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
                                           ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Basix Capital, LLC
Address:    One Montgomery Street, Suite 3300
            San Francisco, CA  94104

Form 13F File Number:   28-11285

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jacqueline M. Keyser
Title:      Senior Portfolio Manager
Phone:      415-248-1021

Signature, Place and Date of Signing:
Jacqueline M. Keyser          San Francisco, CA       August 14, 2009
            [Signature]       [City, State]                 [Date]

Report Type (Check only one.):

XXX   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                                                           Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              -0-

Form 13F Information Table Entry Total:         39

Form 13F Information Table Value Total:         $ 46,002 (x 1000)


List of Other Included Managers:

NONE

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
NAME OF ISSUER                  TITLE OF   CUSIP        VALUE X1000   SHARES       INV.     OTHER VOTING AUTH
                                CLASS                                              DISC.    MGR
                                                                                                      SOLE
ALCOA INC                       Common     013817101            1,488      144,000   SOLE              144,000
                                                                           Stock
A O SMITH CORP                  Common     831865209            1,173       36,000   SOLE               36,000
                                                                           Stock
AMERICAN EAGLE OUTFITTERS INC   Common     02553E106            1,281       90,400   SOLE               90,400
NEW                             Stock
AMETEK Inc                      Common     031100100              795       23,000   SOLE               23,000
                                                                           Stock
APTARGROUP INC                  Common     038336103            1,452       43,000   SOLE               43,000
                                                                           Stock
Bally Technologies Inc          Common     05874B107            1,556       52,000   SOLE               52,000
                                                                           Stock
BE Aerospace Inc                OTC        073302101              833       58,000   SOLE               58,000
CAL DIVE INTL INC               Common     12802T101              751       87,000   SOLE               87,000
                                                                           Stock
CEC ENTERTAINMENT INC           Common     125137109            1,150       39,000   SOLE               39,000
                                                                           Stock
CHARLES RIVER LABORATORIES      Common     159864107            1,890       56,000   SOLE               56,000
INT  INTERNATIONAL INC          Stock
CHICOS FAS INC                  Common     168615102            1,314      135,000   SOLE              135,000
                                                                           Stock
COMMSCOPE INC                   Common     203372107            1,155       44,000   SOLE               44,000
                                                                           Stock
CUMMINS INC                     Common     231021106            1,479       42,000   SOLE               42,000
                                                                           Stock
DYCOM INDUSTRIES INC            Common     267475101            1,118      101,000   SOLE              101,000
                                                                           Stock
EXPEDITORS INTERNATIONAL OF     OTC        302130109            1,147       34,400   SOLE               34,400
WA  WASHINGTON INC
Health Management Associates    Common     421933102            1,210      245,000   SOLE              245,000
I  INC NEW-CL A                 Stock
HEALTHSOUTH CORP  COM NEW       Common     421924309            2,123      147,000   SOLE              147,000
                                                                           Stock
INTERMEC INC                    Common     458786100            1,496      116,000   SOLE              116,000
                                                                           Stock
JABIL CIRCUIT INC               Common     466313103              928      125,000   SOLE              125,000
                                                                           Stock
Leggett & Platt Inc             Common     524660107            1,112       73,000   SOLE               73,000
                                                                           Stock
Life Technologies Corp          OTC        53217V109              834       20,000   SOLE               20,000
Lubrizol Corp                   Common     549271104            1,467       31,000   SOLE               31,000
                                                                           Stock
Meritage Homes Corp             Common     59001A102            1,145       60,700   SOLE               60,700
                                                                           Stock
Noble Corp                      Common     G65422100              998       33,000   SOLE               33,000
                                                                           Stock
OWENS ILLINOIS INC NEW          Common     690768403              779       27,800   SOLE               27,800
                                                                           Stock
Packaging Corp of America       Common     695156109            1,703      105,100   SOLE              105,100
                                                                           Stock
PerkinElmer Inc                 Common     714046109            1,531       88,000   SOLE               88,000
                                                                           Stock
PMC-SIERRA INC                  OTC        69344F106              716       90,000   SOLE               90,000
PROSHARES ULTRASHORT LEHMAN     Common     74347R297            1,069       21,000   SOLE               21,000
20+ YEAR TREASURY ETF           Stock
PSS WORLD MEDICAL INC           OTC        69366A100            1,111       60,000   SOLE               60,000
RTI INTERNATIONAL METALS INC    Common     74973W107            1,272       72,000   SOLE               72,000
                                                                           Stock
Ryder System Inc                Common     783549108              706       25,300   SOLE               25,300
                                                                           Stock
Steel Dynamics Inc              OTC        858119100              722       49,000   SOLE               49,000
Tellabs Inc                     OTC        879664100            1,593      278,000   SOLE              278,000
Titan Machinery Inc             OTC        88830R101              761       60,000   SOLE               60,000
UNITED STATES NATURAL GAS       Common     912318102              694       50,000   SOLE               50,000
FUND  LP ETF                    Stock
Varian Semiconductor            OTC        922207105            1,535       64,000   SOLE               64,000
Equipment  ASSOCS INC
WOODWARD GOVERNOR CO            OTC        980745103              832       42,000   SOLE               42,000
***YAMANA GOLD INC              Common     98462Y100            1,085      122,700   SOLE              122,700
                                                                           Stock



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